Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current tax expense:
Current tax expense			$ 685,937
Deferred tax expense (benefit):
Deferred tax expense		606,704	1,567,656
Total income tax expense		606,704	2,253,593
Cayman [Member]
Current tax expense:
Current tax expense
Deferred tax expense (benefit):
Deferred tax expense
Hong Kong [Member]
Current tax expense:
Current tax expense
Deferred tax expense (benefit):
Deferred tax expense
PRC [Member]
Current tax expense:
Current tax expense			685,937
Deferred tax expense (benefit):
Deferred tax expense		$ 606,704	$ 1,567,656